Property, plant and equipment (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Write-offs	$ 27
Write-offs	$ (3,149)	$ (2,361)	$ 74
Capitalization Rate	6.17%	6.12%